Document and Entity Information	Aug. 15, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001666700
Document Type	8-K
Document Period End Date	Aug. 15, 2025
Entity Registrant Name	DuPont de Nemours, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38196
Entity Tax Identification Number	81-1224539
Entity Address, Address Line One	974 Centre Road
Entity Address, Address Line Two	Building 730
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19805
City Area Code	(302)
Local Phone Number	295-5783
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	DD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false